Financial risk management - Interest rate risk management from non-trading positions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Shinhan Bank
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	₩ 774,352	₩ 468,327
delta NII	[2]	96,145	115,221
Shinhan Card
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	831,361	463,647
delta NII	[2]	672,303	594,210
Shinhan Investment
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	186,587	209,929
delta NII	[2]	187,548	89,925
Shinhan Life Insurance
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	2,751,977	4,140,109
delta NII	[2]	₩ 84,812	46,073
Orange Life insurance
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]		2,007,029
delta NII	[2]		₩ 38,733

[1]	ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance sheet items by using the Basel III standard based IRRBB method.
[2]	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.